LEGG MASON GLOBAL TRUST, INC.:
               Legg Mason Global Government Trust
                 Legg Mason Global Equity Trust
                         Primary Shares

      Supplement to the Prospectus dated October 30, 1995

The following information is inserted in the section captioned "Investment Techniques and Risks" on page 10 of the Prospectus:

Depositary Receipts
     The Funds may invest in American depositary receipts ("ADRs") or similar non-U.S. instruments issued by foreign banks or trust companies. ADRs are securities issued by a U.S. depositary (usually a bank) and represent a specified quantity of underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depositary which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositaries. The Funds may invest in either type of ADR. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly, the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer or the underlying security. ADRs may also be subject to exchange rate risks if the underlying securities are denominated in foreign currency. Some of these depositary receipts may be issued in bearer form. For purposes of their investment policies, each Fund will treat ADRs and similar instruments as equivalent to investment in the underlying securities.

The following information is inserted in the section captioned "Investment Techniques and Risks" on page 10 of the Prospectus:

Securities of Other Investment Companies
     Due to restrictions on direct investment by foreign entities in certain emerging markets, or other difficulties limiting the availability of local securities, investment in other investment companies may be the most practical or only manner in which a Fund can invest in certain emerging markets. A Fund may invest in the securities of other investment companies, but it will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. Such investments may involve the payment of substantial premiums above the net asset value of such issuers' portfolio securities, and the total return on such investments will be reduced by the operating expenses and fees of such investment companies, including advisory fees. There can be no assurance that a Fund will be able to invest in certain emerging markets. A Fund will invest in such funds when, in the adviser's judgment, the potential benefits of such investment justify the payment of any applicable premium or sales charge.



                                               February 15, 1996

                 LEGG MASON GLOBAL TRUST, INC.:
               Legg Mason Global Government Trust
                 Legg Mason Global Equity Trust
                        Navigator Shares

      Supplement to the Prospectus dated October 30, 1995

The following information is inserted in the section captioned "Investment Techniques and Risks" on page 9 of the Prospectus:

Depositary Receipts
     The Funds may invest in American depositary receipts ("ADRs") or similar non-U.S. instruments issued by foreign banks or trust companies. ADRs are securities issued by a U.S. depositary (usually a bank) and represent a specified quantity of underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depositary which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositaries. The Funds may invest in either type of ADR. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly, the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer or the underlying security. ADRs may also be subject to exchange rate risks if the underlying securities are denominated in foreign currency. Some of these depositary receipts may be issued in bearer form. For purposes of their investment policies, each Fund will treat ADRs and similar instruments as equivalent to investment in the underlying securities.

The following information is inserted in the section captioned "Investment Techniques and Risks" on page 10 of the Prospectus:

Securities of Other Investment Companies
     Due to restrictions on direct investment by foreign entities in certain emerging markets, or other difficulties limiting the availability of local securities, investment in other investment companies may be the most practical or only manner in which a Fund can invest in certain emerging markets. A Fund may invest in the securities of other investment companies, but it will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. Such investments may involve the payment of substantial premiums above the net asset value of such issuers' portfolio securities, and the total return on such investments will be reduced by the operating expenses and fees of such investment companies, including advisory fees. There can be no assurance that a Fund will be able to invest in certain emerging markets. A Fund will invest in such funds when, in the adviser's judgment, the potential benefits of such investment justify the payment of any applicable premium or sales charge.



                                                February 15, 1996